Reclamation Bonds	12 Months Ended
Dec. 31, 2020
Reclamation Bonds [Abstract]
RECLAMATION BONDS

NOTE 4 – RECLAMATION BONDS

At December 31, 2020 and 2019, the Company has a surety bond of $674,000 in an escrow account with the bonding company for reclamation of its property. This escrowed amount is held at Bank of New York, Mellon for the Company's benefit. It may not be released to the Company without the prior consent of the surety bondholder. The escrowed amount does not earn interest.

In March 2019, the Company returned the Cactus Mill property and the reclamation bond of $42,802 on that property to Clifton Mining Company.

In December 2020, the Company was notified that the reclamation cost estimate for the Kiewit properties had been escalated from $1,348,000 to $1,537,000, an increase of $189,000. This additional surety amount of $189,000 is due to the Utah Division of Oil, Gas and Mining by March 25, 2021 and was remitted on March 11, 2021.

Total reclamation bonds posted at December 31, 2020 and 2019 are $758,011 and $759,351, respectively, which consists of the above escrowed amount, along with certificate of deposits held with the state of Utah for the remaining bonds on the property, including exploration bonds.